Schedule of Effects of Reinsurance on Premiums and Contract Charges (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Effects of Reinsurance [Line Items]
Direct premiums and contract charges	$ 199,289	$ 185,875	$ 163,745
Total premiums and contract charges	180,641	167,112	144,590
Non-affiliate
Effects of Reinsurance [Line Items]
Assumed premiums and contract charges	685	672	652
Ceded premiums and contract charges	(17,361)	(17,705)	(18,200)
Affiliate
Effects of Reinsurance [Line Items]
Ceded premiums and contract charges	$ (1,972)	$ (1,730)	$ (1,607)